UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.) :  |_| is a restatement
                                    |_|adds new holdings to entries.

Institutional Investment Manager Filing This Report:
Name:     Westport Advisers LLC
Address:  253 Riverside Avenue
          Westport, CT 06880

13F File Number:   028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald H. Oliver
Title:    Managing Member
Phone:    203-227-3601

Signature, Place, and Date of Signing:

     Ronald H. Oliver       Westport, Connecticut     November 7, 2005
     ----------------       ---------------------     ----------------

Report Type  (Check only one):

|X|  13F Holdings Report
|_)  13F Notice
|_|  13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     87


Form 13F Information Table Value Total (x$1,000):    $ 1,306,540


List of Included Managers:

         Andrew J. Knuth   Westport Advisers, LLC
         Edmund H. Nicklin Westport Advisers LLC

List of Other Included Managers:
         No.      13F File Number           Name

Westport Advisers LLC
FORM 13F
30-Sep-05

                                                                                               Voting Authority
                                                                                               -----------------
                                 Title                  Value    Shares/  Sh/   Put/  Invstmt   Other
Name of Issuer                  of class    CUSIP     (x$1000)   Prn Amt  Prn   Call  Dscretn  Managers    Sole    Shared  None
------------------------------  --------  ---------  ---------  --------  ----  ----  -------  --------  --------  ------  ----
Abbott Laboratories               COM      002824100    1590        37500  SH           Sole                 37500
Alltel Corp.                      COM      020039103   17141       263267  SH           Sole                263267
Anadarko Petroleum Corp.          COM      032511107    2825        29500  SH           Sole                 29500
Applebees International, Inc.     COM      037899101   13724       663300  SH           Sole                663300
Arthur J. Gallagher & Company     COM      363576109   14509       503600  SH           Sole                503600
BankUnited Financial Corp. - C    COM      06652B103   24899      1088700  SH           Sole               1088700
Beasley Broadcast Group, Inc.     COM      074014101    8493       604499  SH           Sole                604499
Big Lots, Inc.                    COM      089302103   14956      1360906  SH           Sole               1360906
Brown & Brown, Inc.               COM      115236101   19011       382600  SH           Sole                382600
CACI International, Inc.          COM      127190304   37711       622300  SH           Sole                622300
Caremark Rx, Inc.                 COM      141705103   98935      1981475  SH           Sole               1981475
Ceridian Corp.                    COM      156779100   17637       850000  SH           Sole                850000
Charles River Laboratories Int    COM      159864107   30591       701300  SH           Sole                701300
Checkpoint Systems, Inc.          COM      162825103   16286       686600  SH           Sole                686600
ChoicePoint, Inc.                 COM      170388102    1964        45500  SH           Sole                 45500
Claire's Stores, Inc.             COM      179584107    1689        70000  SH           Sole                 70000
Comcast Corporation Class A       COM      20030N101     230         7823  SH           Sole                  7823
Computer Associates Internatio    COM      204912109   43772      1573970  SH           Sole               1573970
Constellation Brands, Inc. - C    COM      21036P108   23145       890200  SH           Sole                890200
Cox Radio, Inc. - Class A         COM      224051102   14864       977900  SH           Sole                977900
Cullen/Frost Bankers, Inc.        COM      229899109    1752        35500  SH           Sole                 35500
DST Systems, Inc.                 COM      233326107    2550        46500  SH           Sole                 46500
Darden Restaurants, Inc.          COM      237194105   34813      1146300  SH           Sole               1146300
Del Monte Foods Company           COM      24522P103   19346      1803000  SH           Sole               1803000
Devry, Inc.                       COM      251893103   24289      1275000  SH           Sole               1275000
Diebold, Inc.                     COM      253651103    1551        45000  SH           Sole                 45000
Downey Financial Corp.            COM      261018105    7308       120000  SH           Sole                120000
EGL Inc.                          COM      268484102    9367       345000  SH           Sole                345000
EOG Resources, Inc.               COM      26875P101    4307        57500  SH           Sole                 57500
Emmis Communications Corp.        COM      291525103   29718      1344720  SH           Sole               1344720
FEI Company                       COM      30241L109     231        12000  SH           Sole                 12000
Fairchild Semiconductor Corp.     COM      303726103    6390       430000  SH           Sole                430000
FedEx Corp.                       COM      31428X106    1743        20000  SH           Sole                 20000
Fifth Third Bancorp               COM      316773100   20713       563621  SH           Sole                563621
First Niagara Financial Group,    COM      33582V108     144        10000  SH           Sole                 10000
Fisher Scientific Internationa    COM      338032204   24851       400500  SH           Sole                400500
Florida East Coast Industries,    COM      340632108    7332       161891  SH           Sole                161891
General Communication, Inc. -     COM      369385109    8311       839450  SH           Sole                839450
Helmerich & Payne                 COM      423452101     906        15000  SH           Sole                 15000
Hilb, Rogal & Hobbs Company       COM      431294107   34536       925400  SH           Sole                925400
Hospira, Inc.                     COM      441060100     778        19000  SH           Sole                 19000
Houston Exploration Company       COM      442120101   49799       740500  SH           Sole                740500
Hudson United Bancorp             COM      444165104   12456       294250  SH           Sole                294250
IMS Health, Inc.                  COM      449934108   21408       850526  SH           Sole                850526
ITT Educational Services, Inc.    COM      45068B109   37541       760700  SH           Sole                760700
Insight Communications Company    COM      45768V108   16723      1437894  SH           Sole               1437894
International Rectifier Corp.     COM      460254105    2479        55000  SH           Sole                 55000
Interpublic Group of Companies    COM      460690100    1283       110200  SH           Sole                110200
JLG Industries, Inc.              COM      466210101   14279       390250  SH           Sole                390250
Laboratory Corporation of Amer    COM      50540R409    2923        60000  SH           Sole                 60000
Lincare Holdings, Inc.            COM      532791100     985        24000  SH           Sole                 24000
Lubrizol Corp.                    COM      549271104   17765       410000  SH           Sole                410000
MRO Software, Inc.                COM      55347W105    8439       501100  SH           Sole                501100
Map Info Corp.                    COM      565105103   13436      1096800  SH           Sole               1096800
Nieman Marcus Group, Inc. - Cl    COM      640204301    2446        24500  SH           Sole                 24500
Orient Express Hotels Ltd. - C    COM      G67743107   27826       979100  SH           Sole                979100
Pall Corp.                        COM      696429307    1746        63500  SH           Sole                 63500
Parametric Technology Corp.       COM      699173100     836       120000  SH           Sole                120000
People's Bank                     COM      710198102   20703       714375  SH           Sole                714375
Peregrine Systems, Inc.           COM      71366Q200    7071       279910  SH           Sole                279910
Perot Systems Corp. - Class A     COM      714265105   21562      1523800  SH           Sole               1523800
Petco Animal Supplies, Inc.       COM      716016209    1481        70000  SH           Sole                 70000
Pogo Producing Company            COM      730448107   33820       573800  SH           Sole                573800
Praxair, Inc.                     COM      74005P104    3211        67000  SH           Sole                 67000
Precision Castparts Corp.         COM      740189105   39963       752600  SH           Sole                752600
Priority Healthcare Corp.         COM      74264T102   16075       576986  SH           Sole                576986
QLogic Corp.                      COM      747277101   15971       467000  SH           Sole                467000
Rockwell Collins, Inc.            COM      774341101    1498        31000  SH           Sole                 31000
Rogers Corp.                      COM      775133101    6378       164800  SH           Sole                164800
Ruby Tuesday, Inc.                COM      781182100   19371       890200  SH           Sole                890200
Saks, Inc.                        COM      79377w108   16883       912600  SH           Sole                912600
Schering Plough Corp.             COM      806605101     947        45000  SH           Sole                 45000
Sovereign Bancorp, Inc.           COM      845905108   11977       543421  SH           Sole                543421
St. Joe Company (The)             COM      790148100   18014       288450  SH           Sole                288450
Sterling Financial Corp.          COM      859319105   14517       643775  SH           Sole                643775
Stone Energy Corp.                COM      861642106   36624       600000  SH           Sole                600000
SunTrust Bank Inc.                COM      867914103    2083        30000  SH           Sole                 30000
Synopsys, Inc.                    COM      871607107   20799      1100500  SH           Sole               1100500
Taylor Capital Group, Inc.        COM      876851106   18570       491000  SH           Sole                491000
Texas Instruments, Inc.           COM      882508104     680        20064  SH           Sole                 20064
The South Financial Group, Inc    COM      837841105    9888       368400  SH           Sole                368400
Too, Inc.                         COM      890333107    2277        83000  SH           Sole                 83000
TriZetto Group, Inc.              COM      896882107   14974      1060463  SH           Sole               1060463
Triad Hospitals, Inc.             COM      89579K109   21988       485700  SH           Sole                485700
Universal Health Services, Inc    COM      913903100   47925      1006200  SH           Sole               1006200
Vishay Intertechnology, Inc.      COM      928298108     514        43050  SH           Sole                 43050
Young Broadcasting, Inc.          COM      987434107    3501      1003100  SH           Sole               1003100